Significant accounting policies, Effect of IBOR Reform (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets [Abstract]
Assets	$ 1,490,073	$ 1,190,527
Financial liabilities [Abstract]
Liabilities	6,658,891	$ 6,020,060
LIBOR [Member]
Financial assets [Abstract]
Assets	0
Financial liabilities [Abstract]
Liabilities	1,249,557
Project Debt [Member] | LIBOR [Member]
Financial liabilities [Abstract]
Liabilities	1,143,815
Non-derivative Items [Member] | LIBOR [Member]
Financial liabilities [Abstract]
Liabilities	1,143,815
Derivatives [Member] | LIBOR [Member]
Financial liabilities [Abstract]
Liabilities	105,742
Non-derivative Items [Member] | LIBOR [Member]
Financial assets [Abstract]
Assets	0
Derivatives [Member] | LIBOR [Member]
Financial assets [Abstract]
Assets	$ 0